Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2016	December 31, 2015

Deferred Tax Asset:
Net Operating Loss	$10,755,000	$10,338,000
Other	189,000	359,000
Total Deferred Tax Asset	10,944,000	10,697,000
Less Valuation Allowance	10,944,000	10,697,000
Net Deferred Income Taxes	$—	$—